DEBT - Convertible Bonds (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 05, 2012
Debt:
Declared dividend per share (USD per share)			$ 1.60
Number of shares issuable if bonds are converted		4,780,901
Convertible debt | Convertible bonds
Debt:
Proceeds from issuance of convertible bonds	$ 250.0
Convertible debt	221.9
Carrying amount of equity component	$ 25
Percentage of prinipal amount convertible	100.00%
Coupon rate	3.75%
Conversion price	$ 55	$ 52.29	$ 52.29